EARNINGS PER SHARE (Schedule of Computation of Basic and Diluted Net Earnings Per Common Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net income (Loss) attributable to ordinary shares - basic	$ 8,121	$ (72,754)	$ 2,848
Net income (Loss) from continuing operations - diluted	8,121	(72,754)	2,848
Net loss from discontinued operations - basic and diluted			$ 2,647
Denominator:
Number of ordinary shares outstanding during the year	25,850,067	25,849,724	25,520,151
Weighted average effect of dilutive securities:
Employee options and restricted share units	5,158		37,783
Diluted number of ordinary shares outstanding - Continuing and discontinued operations	25,855,225	25,849,724	25,557,934
Basic net earnings (loss) per ordinary share
Continuing operations	$ 0.31	$ (2.81)	$ 0.11
Discontinued operations			(0.10)
Net income (Loss)	0.31	(2.81)	0.01
Diluted net earnings (loss) per ordinary share
Continuing operations	0.31	(2.81)	0.11
Discontinued operations			(0.10)
Net income (Loss)	$ 0.31	$ (2.81)	$ 0.01
Ordinary shares equivalents excluded because their effect would have been anti-dilutive	4,725,618	5,408,206	3,566,788